Earnings per Unit and Cash Distributions - Additional Information (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution Made to Limited Partner
Number of general partner units outstanding		615,117	615,117
Potential common shares relating to the convertible preferred units having an anti-dilutive effect on the calculation of diluted earnings per unit		3,800,000
General Partner Unit [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		1.85%
General Partner Unit [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		1.85%
General Partner Unit [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		1.85%
General Partner Unit [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		1.85%
General Partner Unit [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		1.85%
IDR Holders | Maximum [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		48.00%
IDR Holders | Third Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		13.00%
IDR Holders | Fourth Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		23.00%
IDR Holders | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		48.00%
Common Units [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		32,694,094	32,694,094
Weighted average number of common units outstanding		32,694,000	32,694,000	32,694,000
Common Units [Member] | Limited Partner [Member] | Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner
Distribution, per unit		$ 0.375
Common Units [Member] | Limited Partner [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		98.15%
Distribution, per unit		$ 0.43125
Common Units [Member] | Limited Partner [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		98.15%
Distribution, per unit		$ 0.46875
Common Units [Member] | Limited Partner [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		85.15%
Distribution, per unit		$ 0.5625
Common Units [Member] | Limited Partner [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		75.15%
Common Units [Member] | Limited Partner [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		50.15%
Common Units [Member] | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		24,036,226
Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		8,567,500
Public | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest	49.00%	73.50%
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest	49.00%	26.20%
KNOT [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of general partner units outstanding		615,117
KNOT [Member] | Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		90,368
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest		0.30%
Percentage of general partner interest		1.85%
General Partner | Partnership [Member]
Distribution Made to Limited Partner
Percentage of general partner interest	2.00%	1.85%